UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-7740
Western Asset 2008 Worldwide Dollar
Government Term Trust Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: July 31,
Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET 2008 WORLDWIDE DOLLAR
GOVERNMENT TERM TRUST INC.
FORM N-Q
April 30, 2007

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.
Schedule of Investments (unaudited)
April 30, 2007

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 116.0%
FHLMC — 50.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
$10,790,347	6.142% due 7/1/36 (a)(b)	$10,832,894
45,503,094	5.861% due 10/1/36 (a)(b)	46,009,250
50,000,000	6.183% due 12/1/36 (a)	50,652,300
	Gold:
582,070	7.000% due 10/1/17-11/1/32 (b)	606,096
24,000,000	5.500% due 5/14/37 (b)(c)	23,737,488
56,300,000	5.000% due 6/12/37 (c)	54,417,441

	TOTAL FHLMC	186,255,469

FNMA — 36.3%
	Federal National Mortgage Association (FNMA):
1,816,836	4.782% due 2/1/35 (a)(b)	1,810,498
2,687,711	5.080% due 3/1/35 (a)(b)	2,696,091
19,350,066	5.935% due 12/1/36 (a)(b)	19,579,945
19,422,302	5.980% due 12/1/36 (a)(b)	19,675,957
23,215,765	5.535% due 2/1/37 (a)(b)	23,303,984
28,800,000	5.000% due 5/14/37 (c)	27,828,000
27,000,000	6.000% due 5/14/37 (b)(c)	27,210,924
12,000,000	6.500% due 5/14/37-6/12/37 (b)(c)	12,254,064

	TOTAL FNMA	134,359,463

GNMA — 29.3%
	Government National Mortgage Association (GNMA):
40,000,000	5.000% due 5/21/37 (b)(c)	38,800,000
68,700,000	6.000% due 5/21/37 (b)(c)	69,644,625

	TOTAL GNMA	108,444,625

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $428,912,774)	429,059,557

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9%
	Federal Home Loan Mortgage Corp. (FHLMC):
11,891,886	Series 2591, Class PI, PAC-1 IO, 5.500% due 2/15/30 (b)(d)	1,557,686
6,006,957	Series 2594, Class IO, PAC IO, 5.000% due 3/15/14 (b)(d)	156,620
6,758,228	Series 2595, Class WT, PAC IO, 5.500% due 9/15/22 (b)(d)	167,349
10,519,730	Series 2603, Class LI, PAC-1 IO, 5.500% due 9/15/28 (b)(d)	1,109,209
5,562,112	Series 2617, Class IB, PAC IO, 4.500% due 8/15/12 (b)(d)	114,210
5,497,906	Series 2617, Class IE, PAC IO, 4.500% due 5/15/15 (b)(d)	522,384
9,499,102	Series 2638, Class DI, PAC IO, 5.000% due 5/15/23 (b)(d)	1,580,334
2,766,946	Series 2639, Class UI, PAC-1 IO, 5.000% due 3/15/22 (b)(d)	479,258
9,942,902	Series 2645, Class IW, PAC IO, 5.000% due 7/15/26 (b)(d)	741,829
1,501,709	Series 2687, Class IA, PAC IO, 5.500% due 9/15/22 (b)(d)	24,460
2,742,655	Series 2742, Class IL, PAC IO, 5.000% due 9/15/12 (b)(d)	37,796
	Federal National Mortgage Association (FNMA):
1,395,561	Series 2003-090, Class UC, IO, 5.500% due 8/25/22 (b)(d)	10,500
11,584,355	Series 2003-122, Class IB, IO, 5.000% due 5/25/16 (b)(d)	471,570
9,833,608	Series 2004-31, Class IC, IO, 4.500% due 1/25/14 (b)(d)	422,432
	STRIP:
17,086,838	Series 332, Class 2, IO, 6.000% due 3/1/33 (b)(d)	3,957,254
14,344,234	Series 337, Class 2, IO, 5.000% due 7/1/33 (b)(d)	3,252,519
15,334,686	Series 352, Class 2, IO, 5.500% due 8/1/34 (b)(d)	3,535,241
See Notes to Schedule of Investments.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.
Schedule of Investments (unaudited) (continued)
April 30, 2007

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9%
$1,337,358	Government National Mortgage Association (GNMA), Series 2003-12, Class IN, PAC IO, 5.500% due 2/16/28 (b)(d)	$32,565

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $15,442,543)	18,173,216

CORPORATE BOND & NOTE — 1.4%
Capital Markets — 1.4%
4,950,000	Credit Suisse First Boston Brazil (Bahamas) Ltd., 5.850% due 11/24/08 (b)
	(Cost — $4,950,000)	5,081,670

MUNICIPAL BONDS — 9.5%
Pennsylvania — 1.3%
	Westmoreland County, PA, GO, Refunding, Series G, FGIC-Insured:
2,665,000	Zero coupon bond to yield 3.845% due 6/1/08 (b)	2,559,679
2,515,000	Zero coupon bond to yield 3.904% due 12/1/08 (b)	2,370,438

	Total Pennsylvania	4,930,117

Texas — 8.2%
11,200,000	Austin, TX, Utility Systems Revenue, Refunding, Series A, Prior Lien, MBIA-Insured, zero coupon bond to yield 3.901% due 11/15/08 (b)	10,570,896
	Edinburg, TX, Consolidated ISD, GO, Refunding School Building, PSFG-Insured:
1,845,000	Zero coupon bond to yield 3.823% due 2/15/08 (b)	1,791,458
2,705,000	Zero coupon bond to yield 3.938% due 2/15/09 (b)	2,527,471
5,470,000	Harris County, TX, GO, Series A, FGIC-Insured, zero coupon bond to yield 3.873% due 8/15/08 (b)	5,212,035
10,535,000	Texas State Public Finance Authority, Capital Appreciation Refunding, MBIA-Insured, zero coupon bond to yield 3.810% due 2/1/08 (b)	10,244,971

	Total Texas	30,346,831

	TOTAL MUNICIPAL BONDS
	(Cost — $34,959,130)	35,276,948

SOVEREIGN BONDS — 13.6%
Argentina — 0.0%
6	Republic of Argentina, Discount Notes, 8.280% due 12/31/33	7

Colombia — 2.1%
6,500,000	Republic of Colombia, 10.000% due 1/23/12 (b)	7,702,500

Poland — 9.0%
	Republic of Poland:
16,380,000	Par Bonds, 4.000% due 10/27/24 (b)	14,930,370
19,000,000	Series RSTA, 4.750% due 10/27/24 (b)	18,202,000

	Total Poland	33,132,370

Russia — 2.5%
8,238,600	Russian Federation, 7.500% due 3/31/30 (b)(e)	9,366,238

	TOTAL SOVEREIGN BONDS
	(Cost — $43,638,829)	50,201,115

U.S. GOVERNMENT & AGENCY OBLIGATION — 7.2%
U.S. Government Obligations — 7.2%
26,500,000	U.S. Treasury Notes, 4.750% due 1/31/12 (b)
	(Cost — $26,554,766)	26,766,060

See Notes to Schedule of Investments.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.
Schedule of Investments (unaudited) (continued)
April 30, 2007

Warrants	Security	Value

WARRANT — 3.3%
328,650	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20(b)
	(Cost — $0)	$11,995,725

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $554,458,042)	576,554,291

Face
Amount

SHORT-TERM INVESTMENTS — 21.7%
U.S. Government Agency — 0.6%
$2,200,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (f)(g) (Cost — $2,183,195)	2,183,195

Repurchase Agreements — 21.1%
60,000,000	Interest in $500,000,000 joint tri-party repurchase agreement dated 4/30/07 with Morgan Stanley, 5.200% due 5/1/07; Proceeds at maturity — $60,008,667; (Fully collateralized by various U.S. government agency obligations, 4.000% to 6.000% due 2/1/08 to 6/22/11; Market value — $62,304,126) (b)	60,000,000
17,863,000	Nomura Securities International Inc. tri-party repurchase agreement dated 4/30/07, 5.170% due 5/1/07; Proceeds at maturity — $17,865,565; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.900% due 9/2/08 to 1/15/17; Market value — $18,220,877) (b)	17,863,000

	Total Repurchase Agreements
	(Cost — $77,863,000)	77,863,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $80,046,195)	80,046,195

	TOTAL INVESTMENTS — 177.6% (Cost — $634,504,237#)	656,600,486
	Liabilities in Excess of Other Assets — (77.6)%	(286,835,850)

	TOTAL NET ASSETS — 100.0%	$369,764,636

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(b)	All or a portion of this security is segregated for TBA’s and open futures contracts.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	Illiquid security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

IO — Interest Only

ISD — Independent School District

MBIA — Municipal Bond Investors Assurance Corporation

PAC — Planned Amortization Class

PSFG — Permanent School Fund Guaranty

RSTA — Revolving Short-Term Agreement

STRIP — Separate Trading of Registered Interest and Principal
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Western Asset 2008 Worldwide Dollar Government Term Trust Inc. (the “Fund”) (formerly known as Salomon Brothers 2008 Worldwide Dollar Term Trust Inc.) was incorporated in Maryland on May 24, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to manage a portfolio of fixed income securities so as to return $10 per share to investors on or about November 30, 2008 while providing high monthly income. No assurance can be given that the Fund’s investment objective will be achieved.
The Fund seeks to achieve its investment objective by investing substantially all (at least 90%) of its assets, under normal conditions, in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by foreign governments (sovereign bonds) and collateralized in full as to principal due at their maturity by U.S. government securities and zero-coupon obligations of municipal issuers. The market prices of the securities in which the Fund invests are expected to fluctuate with changes in interest rates and the perceived credit quality of such assets. The Fund’s investments in sovereign bonds may be affected by political, social, economic or diplomatic changes in such countries and the Fund’s investment in such securities increases the risk that the Fund will return less than $10 per share in the year 2008. In addition, the Fund’s investment in mortgage-backed securities is subject to the risk that rapid principal repayment, including prepayment, may have an adverse effect on the yield to maturity of such securities.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contracts may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(g) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,574,411
Gross unrealized depreciation	(1,478,162)

Net unrealized appreciation	$22,096,249

At April 30, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
Contracts to Buy:	Contracts	Date	Value	Value	Gain (Loss)

U.S. Treasury 5 Year Notes	940	6/07	$98,871,388	$99,478,438	$607,050
Contracts to Sell:
U.S. Treasury 10 Year Notes	1,986	6/07	213,185,617	215,139,656	(1,954,039)

Net Unrealized Loss on Open Futures Contracts					$(1,346,989)

At April 30, 2007, the Fund held TBA securities with a total cost of $253,716,375.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: June 26, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: June 26, 2007

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: June 26, 2007